MARKETABLE SECURITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 49,707	$ 32,835
Gross unrealized gain	227	275
Gross unrealized loss	(120)	(5)
Fair value	49,814	33,105
Matures within one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	9,433	14,202
Gross unrealized gain	29	33
Gross unrealized loss
Fair value	9,462	14,235
Matures within one year [Member] | Governmental debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,580	2,534
Gross unrealized gain	4	12
Gross unrealized loss
Fair value	3,584	2,546
Matures within one year [Member] | Corporate debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,018	10,156
Gross unrealized gain	4	18
Gross unrealized loss
Fair value	1,022	10,174
Matures within one year [Member] | Corporate debentures - floating interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,835	1,512
Gross unrealized gain	21	3
Gross unrealized loss
Fair value	4,856	1,515
Matures after one year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	40,274	32,835
Gross unrealized gain	198	275
Gross unrealized loss	(120)	(5)
Fair value	40,352	33,105
Matures after one year [Member] | Governmental debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,346	7,159
Gross unrealized gain	43	47
Gross unrealized loss
Fair value	3,389	7,206
Matures after one year [Member] | Corporate debentures - fixed interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,673	2,654
Gross unrealized gain	90	63
Gross unrealized loss		(5)
Fair value	7,763	2,712
Matures after one year [Member] | Corporate debentures - floating interest rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	29,255	8,820
Gross unrealized gain	65	132
Gross unrealized loss	(120)
Fair value	$ 29,200	$ 8,952